FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of fair values determined by Level 3 inputs are unobservable data

Fair values determined by Level 3 inputs are unobservable data points for the financial instrument and included situations where there is little, if any, market activity for the instrument:

	As of March 31, 2017
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$1,852	$1,852	$-	$-
Available for sale securities	26	26	-	-
Total	$1,878	$1,878	$-	$-
Liabilities:
Convertible debt	$4,943	$-	$-	$4,943
Derivative liability, convertible debt	115	-	-	115
Total	$5,058	$-	$-	$5,058

	As of June 30, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$4,412	$4,412	$-	$-
Available for sale securities	32	32	-	-
Total	$4,444	$4,444	$-	$-
Liabilities:
Convertible debt	$5,991	$-	$-	$5,991
Derivative liability, convertible debt	330	-	-	330
Total	$6,321	$-	$-	$6,321

Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and included situations where there is little, if any, market activity for the instrument:

As of June 30, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$4,412	$4,412	$-	$-
Available for sale securities	32	32	-	-
Total	$4,444	$4,444	$-	$-
Liabilities:
Convertible debt	$5,991	$-	$-	$5,991
Derivative liability, convertible debt	330	-	-	330
	$6,321	$-	$-	$6,321

As of June 30, 2015
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$753	$753	$-	$-
Available for sale securities	46	46	-	-
Total	$799	$799	$-	$-

Schedule of derivative liability

The derivative liability was valued using a Black-Scholes pricing model with the following inputs:

Risk-free interest rate	1.25%
Expected dividend yield	0%
Expected stock price volatility	88.63%
Expected option life in years	2.50

Schedule of reconciliation of changes in the fair value

The following table sets forth a reconciliation of changes in the fair value of the Company's convertible debt components classified as Level 3 in the fair value hierarchy:

Balance, June 30, 2016	$6,321
Additional debt drawdown	1,000
Conversions to equity	(2,212)
Realized and unrealized losses	(51)
Balance, March 31, 2017	$5,058

The following table sets forth a reconciliation of changes in the fair value of the Company's convertible debt components classified as Level 3 in the fair value hierarchy:

	As of June 30,
	2016	2015
Beginning balance	$-	$-
Convertible securities closings	4,860	-
Conversions to equity	(638)	-
Realized and unrealized losses	2,099	-
Ending balance	$6,321	$-